Equity	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Equity
Note 19:	Equity

a.	Share capital:

	December 31
	2025	2024
Authorized number of shares	20,000,000	20,000,000
Issued and outstanding number of shares	12,835,185	10,793,057

An ordinary share confers upon its holder(s) a right to vote at the general meeting, a right to participate in distribution of dividends, and a right to participate in the distribution of surplus assets upon liquidation of the Company.

b.	Movement in share capital:

1.	During 2025, 2024 and 2023 the Company issued additional 27,594; 13,801 and 17,458 ordinary shares for each year upon vesting of outstanding RSUs, respectively.

2.
On May 31, 2023 the Shareholders of the Company approved an amendment to Article 6 of the Company’s Amended and Restated Articles of Association, which increased the Company’s authorized share capital from 900,000 NIS consisting of 12,857,143 ordinary shares par value NIS 0.07 to NIS 1,400,000, consisting of 20,000,000 ordinary shares, par value NIS 0.07 per share.

c.	Financial transactions:

1.
On September 26, 2022, the Company completed a registered direct (the “RD”) offering in an aggregate amount of $13,257 represent a combine purchase price of $12.25 for issuance of 1,082,223 ordinary shares and 1,082,223 warrants that become exercisable on November 28, 2022, at an exercise price of $13.475 per ordinary share which will expire in four years.

The warrants issued have been classified as a current financial liability due to a net share settlement provision and as they can be settled in cash on the occurrence of Fundamental Transaction as determined in the agreement. This liability was initially recognized at its fair value on the date the contract was entered into and is subsequently accounted for fair value at each balance sheet date and recorded through profit and loss.

The fair value of the warrants has been evaluated with the assistance of external independent valuator and was computed based on then current price of the shares, a risk-free interest rate of 4.37% and an average standard deviation of 68%.

The net proceeds from this offering in the amount of $11,698 have been received on September 28, 2022. The issuance expenses related to the non-current financial liability were recorded through profit and loss and the issuance expenses related to the issuance of shares recorded as a deduction from the proceeds in equity.

2.
Concurrently, on October 6, 2022, the Company entered into a Private Issuance Purchase Equity agreement (the “PIPE”) with several purchasers, in connection with the offering of 1,407,583 unregistered pre-funded warrants to purchase up to 1,407,583 ordinary shares and 1,407,583 warrants to purchase up to 1,407,583 ordinary shares. Pre-Funded warrants become exercisable on November 28, 2022, at an exercise price of $0.007 per ordinary share and the warrants would be also exercisable upon the Authorized Share Increase Date at an exercise price of $13.475 per ordinary share and expire in four years.

The Pre-Funded warrants and warrants issued have been classified as a non-current financial liabilities due to a net share settlement provision and they can be redeemed in cash on the occurrence of Fundamental Transaction as determined in the agreement.  The initial fair value of the financial liabilities issued in the transaction was approximately $20,788, which comprised of: 1. The warrants which were valuated by Black-Scholes model based on the current price of the shares and a risk-free interest rate of 4.26%, and 2. The pre-funded warrants which were valued in an amount which is approximate its share price upon their issuance.

The consideration received from this transaction was $17,233. As the fair value on initial recognition of the warrants differs from the transaction price, the difference represents the first day loss at the amount of $3,555, and has been allocated to the warrants with respect to this transaction and is amortized on a straight-line basis over the term of the warrants.

The net proceeds from this offering amounted to approximately $15,920. The issuance expenses were recorded through profit and loss.

During December 2022, the 1,407,583 pre-funded warrants were exercised into ordinary shares.

3.
Upon closing of the RD and PIPE Offerings, the Company also issued the placement agent up to 124,491 warrants to purchase up to 124,491 ordinary Shares. The warrants have substantially the same terms as the RD and PIPE Warrants, except that the placement agent’s warrants have an exercise price equal to $15.312 per share (which represents 125% of the offering price per ordinary Share in the offerings). The fair value of the placement agent’s options was recorded as issuance expenses through profit and loss and as a deduction from proceeds in equity based on the financial treatment of both RD and PIPE offering and in accordance with their part.

4.
On February 7, 2023, the Company completed a RD offering of 1,964,286 new ordinary shares which were issued at an offering price of $14.0 per share. The gross proceeds were $27,500, before deducting commissions and other offering expenses in the amount of $2,031.

5.
On July 15, 2024, the Company entered into a definitive share purchase agreement. The agreement includes the sale and purchase of 1,453,488 shares of the Company’s ordinary shares, each with a par value NIS 0.07 (the “Ordinary Shares”), in a private investment in public equity (the “PIPE Offering”). The purchase price is set at $17.20 per share. The gross proceeds from the PIPE Offering are $25,000, and the issuance expenses were $862.

6.
On September 30, 2025, the Company completed a RD offering of 1,734,105 new ordinary shares which were issued at an offering price of $17.30 per share. The gross proceeds were $30,000, before deducting commissions and other offering expenses in the amount of $2,634.

During 2024 and 2025, 91,029 and 256,799 Series A warrants, respectively, were exercised into the Company’s ordinary shares at an exercise price of $13.475 per ordinary share, in accordance with the terms of the Series A warrants. The warrant exercises resulted in proceeds an aggregate amount of $4,687. As of the date of this report, 2,266,459 Series A warrants remain outstanding and exercisable.